Subsequent Events - Additional information (Detail) - Subsequent Events [Member] - LaunXP International [Member] - USD ($)		1 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment	$ 10,000,000	$ 10,000,000
Maximum amount of eligible for regulatory and other pre-commercial milestones	$ 50,000,000